Accounts Receivable and Loans (Details 3)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
U S Card Services [Member] | Card Member Loans [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	1.50%	1.80%
Net Write-Off Rate - Principal, Interest, and Fees	1.70%	2.00%
30 Days Past Due as a % of Total	1.00%	1.10%
U S Card Services [Member] | Card Member Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	1.60%	1.70%
Net Write-Off Rate - Principal, Interest, and Fees	1.80%	1.90%
30 Days Past Due as a % of Total	1.70%	1.60%
International Card Services [Member] | Card Member Loans [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	2.00%	1.90%
Net Write-Off Rate - Principal, Interest, and Fees	2.40%	2.30%
30 Days Past Due as a % of Total	1.60%	1.40%
International Card Services [Member] | Card Member Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	1.90%
Net Write-Off Rate - Principal, Interest, and Fees	2.10%
30 Days Past Due as a % of Total	1.30%
Net Loss Ratio as a % of Charge Volume		0.20%
90 days past billing as a percentage of receivables		1.10%
Global Commercial Services [Member] | Card Member Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Loss Ratio as a % of Charge Volume	0.09%	0.08%
90 days past billing as a percentage of receivables	0.80%	0.90%